Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

€ million	2025	2024
Cash at bank and in hand	348	290
Cash and cash equivalents subject to contractual restrictions	401	300
Term deposits	167	1,458
Money market funds	159	1,473

Total cash and cash equivalents	1,075	3,521